Premises, Equipment, and Leases	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises, Equipment, and Leases
Premises, Equipment, and Leases

Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2017	2016
Land	$104,454	$59,343
Buildings	472,619	340,593
Leasehold improvements	26,640	26,956
Furniture, fixtures, and equipment	194,057	180,157
Fixed assets held-for-sale (a)	53,195	5,832
Premises and equipment, at cost	850,965	612,881
Less accumulated depreciation and amortization	318,714	323,496
Premises and equipment, net	$532,251	$289,385
Certain previously reported amounts have been reclassified to agree with current presentation.
(a) Primarily comprised of land and buildings.
FHN is obligated under a number of noncancelable operating leases for premises with terms up to 30 years, which may include the payment of taxes, insurance and maintenance costs. Operating leases for equipment are not material.
In 2017 and 2016, FHN recognized $6.0 million and $5.0 million, respectively, of fixed asset impairments and lease abandonment charges related to branch closures which are included in All other losses on the Consolidated Statements of Income. In 2017 and 2016, FHN had net gains of $.4 million and $1.8 million, respectively, related to the sales of bank branches which are included in All other income and commissions on the Consolidated Statements of Income.
Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2017 are shown below. Aggregate minimum income under sublease agreements for these periods is not material.

(Dollars in thousands)
2018	$29,862
2019	27,602
2020	25,242
2021	21,987
2022	17,028
2023 and after	59,069
Total minimum lease payments	$180,790
Payments required under capital leases are not material.
Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2017	2016	2015
Rent expense, gross	$23,116	$20,812	$18,166
Sublease income	(631)	(477)	(5)
Rent expense, net	$22,485	$20,335	$18,161